INCOME TAXES	12 Months Ended
Dec. 31, 2024
INCOME TAXES
INCOME TAXES

5.    INCOME TAXES

The following table reconciles income taxes at the Corporation’s domestic statutory tax rate of 26.5% in 2024 (26.5% in 2023 and 2022) with income taxes in the consolidated statements of income:

	2024	2023	2022
Income taxes at domestic statutory tax rate	$287.2	$274.3	$253.1
(Reduction) increase resulting from:
Non-deductible charges and non-taxable income	(3.1)	0.1	(0.5)
Tax consolidation transactions (note 24)	(26.9)	(33.8)	(48.9)
Other	(1.8)	(2.9)	(5.8)
Income taxes	$255.4	$237.7	$197.9

5.    INCOME TAXES (continued)

The significant items comprising the Corporation’s net deferred income tax liability and their impact on the deferred income tax expense are as follows:

	Consolidated		Consolidated
	balance sheets		income statements
	2024	2023	2024	2023	2022
Loss carryforwards	$47.7	$98.8	$51.1	$0.9	$—
Decommissioning obligation	39.3	37.6	(1.7)	(0.3)	—
Defined benefit plans	4.6	4.8	(5.8)	(3.1)	—
Contract assets	(48.8)	(45.2)	3.6	13.8	(22.9)
Property, plant and equipment	(387.9)	(414.3)	(26.4)	8.3	(34.8)
Goodwill, intangible assets and other assets	(452.1)	(449.1)	3.0	19.2	(7.7)
Long-term debt and derivative financial instruments	(0.3)	(5.0)	(0.3)	0.7	3.9
Other	32.9	13.2	(7.3)	(14.9)	(4.0)
	$(764.6)	$(759.2)	$16.2	$24.6	$(65.5)

Changes in the net deferred income tax liability are as follows:

	Note	2024	2023
Balance at beginning of year		$(759.2)	$(715.5)
Recognized in income		(16.2)	(24.6)
Recognized in other comprehensive income		(1.6)	(1.2)
Business acquisitions	6	—	(17.9)
Other		12.4	—
Balance at end of year		$(764.6)	$(759.2)

As of December 31, 2024, the Corporation had loss carryforwards for income tax purposes of $182.8 million available to reduce future taxable income, which will expire between 2029 and 2044. These losses have been recognized.

Pillar Two legislation, which introduces new taxing mechanisms that could impose a minimum tax on income from the Corporation and its subsidiaries, was substantively enacted in Canada in 2024. The Corporation does not expect any impact related to the implementation of these new tax rules that are effective on January 1, 2024.

There are no income tax consequences attached to the payment of dividends or distributions by the Corporation to its shareholder.